Taxes on Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2019
Taxes on Income (Details) [Line Items]
Israeli corporate tax rate	23.00%
Carry-forwards losses	$ 0.5	$ 42.0
Parent [Member]
Taxes on Income (Details) [Line Items]
Carry-forwards losses	14.5
Enlivex Therapeutics R&D Ltd. [Member]
Taxes on Income (Details) [Line Items]
Carry-forwards losses	$ 46.0